FINANCIAL INSTRUMENTS AND CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Not Measured At Fair Value
The table below presents the assets and liabilities that were not measured at fair value at December 31, 2018.

		Estimated Fair Value
(in thousands)	Carrying Value December 31, 2018	Level 1	Level 2	Level 3	December 31, 2018
Financial assets:
Cash	$61,175	$61,175	$—	$—	$61,175
Restricted cash	25,439	25,439	—	—	25,439
Loans receivable, net	497,534	—	—	497,534	497,534
Investment in Cognical	6,558	—	—	6,558	6,558
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	$12,007	$—	$—	$12,007	$12,007
8.25% Senior Secured Notes	676,661	—	—	531,179	531,179
Non-Recourse Canada SPV facility	107,479	—	—	111,335	111,335
Senior Revolver	20,000	—	—	20,000	20,000

The table below presents the assets and liabilities that were not measured at fair value at December 31, 2017.

		Estimated Fair Value
(in thousands)	Carrying Value December 31, 2017	Level 1	Level 2	Level 3	December 31, 2017
Financial assets:
Cash	$153,483	$153,483	$—	$—	$153,483
Restricted cash	8,548	8,548	—	—	8,548
Loans receivable, net	349,120	—	—	349,120	349,120
Investment in Cognical	5,600	—	—	5,600	5,600
Financial liabilities:
Liability for losses on CSO lender-owned consumer loans	$17,795	$—	$—	$17,795	$17,795
12.00% Senior Secured Notes	585,823	—	—	663,475	663,475
Non-Recourse U.S. SPV facility	120,402	—	—	124,590	124,590